Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share for each of the years presented are calculated as follow:

	For the year ended December 31,
	2015	2016	2017
Numerator:
Net loss attributable to ordinary shareholders	(18,021,737)	(37,512,212)	(50,384,176)
Denominator:
Weighted average number of ordinary shares- basic and diluted	8,693,655	9,439,028	21,752,757
Net loss per share-basic and diluted	(2.07)	(3.97)	(2.32)

Summary of Anti-Dilutive Shares Excluded from Calculation of Diluted Loss Per Share

As a result of the Group’s net loss for the three years ended December 31, 2015, 2016 and 2017, preferred shares, share options, non-vested restricted shares and warrants outstanding in the respective periods were excluded from the calculation of diluted loss per share as their inclusion would have been anti-dilutive.

	As of December 31,
	2015	2016	2017
Number of Series A1 Shares outstanding	8,466,665	8,466,665	—
Number of Series A2 Shares outstanding	8,442,221	8,442,221	—
Number of Series B1 Shares outstanding	—	5,562,335	—
Number of Series B2 Shares outstanding	—	3,973,096	—
Share options	4,309,232	7,228,141	6,548,377
Non-vested restricted shares	2,948,148	2,309,490	693,333
Warrants	461,808	461,808	—